Share Based Compensation - Summary of Fair Value-Cash Settled Plan (Detail) - Long-term variable compensation program [member] - kr / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans	kr 83.14	kr 85.28
Executive performance plan [member] | Fair value Absolute TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans	69.86	147.77	kr 173.59
Executive performance plan [member] | Fair value Relative TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans	86.50	130.14	161.80
Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans		kr 85.28
Key contributor plan [member] | Key contributor plan 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans			kr 86.87
Key contributor plan [member] | Fair value – T1 [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans	86.27
Key contributor plan [member] | Fair value – T2 [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans	84.69
Key contributor plan [member] | Fair value – T3 [Member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value, Cash settled plans	kr 83.14